SHARE-BASED COMPENSATION - Narrative (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Share Based Payment Plans [line items]
Number of instruments other equity instruments vested		2,624,226
Expense from share-based payment transactions with employees		€ 9	€ 7
Antidilutive securities (in shares)		2,997,790
PSUs
Share Based Payment Plans [line items]
Vesting period		3 years
Total shareholder return (TSR) percentage achieved	200.00%
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier		0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier		20000.00%
RSUs
Share Based Payment Plans [line items]
Number of instruments other equity instruments vested		774,958
Share price at grant date (in EUR per share)		€ 17.11
RSUs | Certain Employees And Chief Financial Officer
Share Based Payment Plans [line items]
Vesting period		3 years